1701 Market Street Philadelphia, PA 19103-2921 215.963.5000 Fax: 215.963.5001	Morgan, Lewis & Bockius LLP Counselors at Law
March 27, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Schwab Capital Trust (File No. 811-07704) Registration Statement filed on Form N-14 under the Securities Act of 1933
Ladies and Gentlemen:
Our client, Schwab Capital Trust (the “Trust”), is filing, pursuant to the Securities Act of 1933, as amended, the Trust’s Registration Statement on Form N-14. This filing relates to an Agreement and Plan of Reorganization between the Schwab Retirement Income Fund (the “Retirement Income Fund”) and the Schwab Monthly Income Fund—Enhanced Payout (the “Monthly Income Fund”), each a series of the Trust, under which the Retirement Income Fund will transfer substantially all of its assets and liabilities to the Monthly Income Fund in exchange for shares of the Monthly Income Fund.
Please contact the undersigned at 215.963.5701 with your questions or comments.
Sincerely,

/s/ Sofia A. Rosala
Sofia A. Rosala, Esq.